18. GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of significant assumptions used in impairment test	The most significant assumptions used in the impairment test were as follows:
	2017	2016	2015
Discount rate	10.0%	10.75%	10.0%
Terminal year growth rate	2.0%	2.0%	2.5%